Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Useful life	25 years
Land use right [Member]
Useful life	25 years
Software [Member] | Minimum [Member]
Useful life	3 years
Software [Member] | Maximum [Member]
Useful life	5 years
Trademarks [Member] | Minimum [Member]
Useful life	3 years
Trademarks [Member] | Maximum [Member]
Useful life	5 years
Customer relationships and user list [Member]
Useful life	5 years
Technology [Member] | Minimum [Member]
Useful life	5 years
Technology [Member] | Maximum [Member]
Useful life	10 years